INCOME TAXES - Net Operating Loss Carryforward (Detail) $ in Thousands	Jan. 02, 2016 USD ($)
Federal
Operating losses carryforwards
Net operating losses carryforwards	$ 215,694
State
Operating losses carryforwards
Net operating losses carryforwards	168,101
2016 - 2020 | State
Operating losses carryforwards
Net operating losses carryforwards	10,706
2021 - 2025 | State
Operating losses carryforwards
Net operating losses carryforwards	10,675
2026 - 2030 | State
Operating losses carryforwards
Net operating losses carryforwards	20,715
2031 - 2034 | Federal
Operating losses carryforwards
Net operating losses carryforwards	215,694
2031 - 2034 | State
Operating losses carryforwards
Net operating losses carryforwards	$ 126,005